Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands			2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Apr. 01, 2019	May 31, 2019	Apr. 30, 2018	Mar. 31, 2019	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Significant Of Accounting Policies [Line Items]
Value added tax		13.00%
Vat on sales		13.00%				6.00%
Excess of refund		3.00%
Accounts receivable						$ 16,430	$ 8,667
Deferred revenue						933,062	1,926,386
Refund liability	[1]					22,481	12,999
Revenues						3,105,246	4,276,539	$ 3,578,682
Total advertising expenses						43,520	77,704	105,538
Government subsidies received						9,170	109,294	43,476
Aggregate amounts denominated in RMB						$ 956,476	1,065,233
Amortization term of long term debt						1 year
Held-to-maturity investments, Allowance for credit losses
Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						20.00%
Unsecured Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Significant Of Accounting Policies [Line Items]
Unsecured debt fair value						$ 62,748
Educational programs and services [Member]
Significant Of Accounting Policies [Line Items]
Revenues						2,535,318	3,667,270	$ 3,040,741
Other Current Liabilities [Member]
Significant Of Accounting Policies [Line Items]
Refund liability						95,398	164,353
Contract With Customer Assets [Member]
Significant Of Accounting Policies [Line Items]
Accounts receivable						16,430	8,667
Contract With Customer Liability [Member]
Significant Of Accounting Policies [Line Items]
Deferred revenue						$ 933,062	$ 1,926,386
Inter Company Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales									6.00%
Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales			9.00%	11.00%	10.00%
Sales Revenue, Net [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales						13.00%
Minimum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						20.00%
Maximum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk						10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk						10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives						38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives						50 years

[1]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.